Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	IMMP
Entity Registrant Name	IMMUTEP Ltd
Entity Central Index Key	0001506184
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(b) Title	Ordinary Shares American Depositary Shares, each representing 100 Ordinary Shares
Security Exchange Name	NASDAQ
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,388,598,296
Entity Address, Address Line One	Level 12, 95 Pitt Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Marc Voigt, Chief Executive Officer
Entity Address, Address Line One	Level 12, 95 Pitt Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Country Region	+61
City Area Code	(0)2
Local Phone Number	8315 7003
Contact Personnel Fax Number	+61 (0)2 8569 1880